OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Summary of Operating lease liability
Operating lease liability is summarized below:
December 31, 2022
Office lease	$117,585
Less: current portion	(50,647)
Long term portion	66,938

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	30,491
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
129,803
Present value discount	(12,218)
Lease liability	$117,585

Summary of Right-of-use assets, net
Right-of-use asset is summarized below:
December 31, 2022
Office lease	$220,448
Less: accumulated amortization	(114,209)
Right -of- use asset, net	$106,239

Right-of-use asset is summarized below:

June 30, 2022
Office lease	$220,448
Less: accumulated amortization	(92,106)
Right -of- use asset, net	$128,342

Operating lease liability is summarized below:
June 30, 2022
Office lease	$141,160
Less: current portion	(48,963)
Long term portion	92,197

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	60,392
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
159,705
Present value discount	(18,545)
Lease liability	$141,160

Schedule of rent periods
November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063

Schedule of Rent periods
November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063